Loans, Borrowings, Lease obligations and Other Financial Liabilities	12 Months Ended
Dec. 31, 2025
Loans, Borrowings, Lease obligations and Other Financial Liabilities [Abstract]
Loans, borrowings, lease obligations and other financial liabilities

NOTE 16: Loans, borrowings, lease obligations and other financial liabilities

Loans, borrowings & lease liabilities

Thousands of $ For the years ended December 31	2025	2024
Non-current loans and borrowings
Loans	76,197	50,967
Lease liabilities (*)	8,509	7,413
Total non-current loans and borrowings	84,706	58,380

Thousands of $ For the years ended December 31	2025	2024
Current loans and borrowings
Loans	-	324
Lease liabilities (*)	1,898	1,360
Total current loans and borrowings	1,898	1,684

(*)	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 12.

OrbiMed credit agreement

On May 1, 2024, the Company entered into a $100 million credit agreement (the “Credit Agreement”) with certain funds managed by OrbiMed Advisors LLC (“OrbiMed”). The Company and OrbiMed entered into amendments to the Credit Agreement in July and August 2024, pursuant to which certain financial covenants were amended, and certain amendment fees became payable. The Credit Agreement provides a five-year senior secured credit facility in an aggregate principal amount of up to $100 million (the “Loan Facility”), of which (i) $55 million was advanced on May 1, 2024, (ii) $25 million was advanced, on March 10, 2025, and (iii) $20 million was advanced on March 30, 2026 . All obligations under the credit agreement are secured by substantially all of the Company’s assets, including intellectual property rights.

During the term of the Loan Facility, interest payable in cash by the Company shall accrue on any outstanding amounts under the Loan Facility at a rate per annum equal to the greater of (x) the Secured Overnight Financing Rate (“SOFR”) for such period and (y) 2.50% plus, in either case, 8.50%. During an event of default, any outstanding amount under the Loan Facility will bear interest at a rate of 4.00% in excess of the otherwise applicable rate of interest. The Company will pay certain fees with respect to the Loan Facility, including an upfront fee, an unused fee on the undrawn portion of the Loan Facility, an administration fee, a repayment premium and an exit fee, as well as certain other fees and expenses incurred by OrbiMed.

If, for any quarter until the maturity date of the Loan Facility, the Company’s net revenue does not meet certain minimum amounts, then, subject to certain cure rights specified in the Credit Agreement, the Company shall be required to begin to repay the outstanding principal amount of the Loan Facility in equal monthly installments, together with accrued interest on the principal repaid and a repayment premium and other fees, until the maturity date of the Loan Facility. The Company shall repay amounts outstanding under the Loan Facility in full immediately upon an acceleration as a result of an event of default as set forth in the Credit Agreement, together with a repayment premium and other fees. In addition, the Company will be required to maintain certain levels of unrestricted cash and cash equivalents during various time periods, including monthly assessments thereof, initially at a minimum level of $20 million and subsequently reducing to a $5 million minimum level following the achievement of certain milestones.

The Company also agreed to issue warrants (the “Warrants”) to affiliates of OrbiMed to subscribe for up to 1,243,060 new ordinary shares, with no par value (“Ordinary Shares”), at an exercise price of $2.4134 per Ordinary Share. The Warrants were issued on June 20, 2024, following approval by the Company’s shareholders and have a term of five years from their issuance date. The Warrants’ terms and conditions contain customary share adjustment provisions, as well as weighted average price protection in certain circumstances.

The OrbiMed Credit Agreement was accounted for as a hybrid financial instrument, which included a host financial liability, being the Loan Facility, as well as two embedded derivatives, being the Warrants granted to OrbiMed, and a prepayment right held by the Company. Both embedded derivatives are considered not closely related to the host financial instrument. The initial carrying amount of the host instrument becomes the residual amount being the proceeds received from OrbiMed, net of transaction costs, less the fair value of both embedded derivatives. Subsequently, the host financial instrument is accounted for at amortized cost where the Company considers all expected future cash flows available under the Loan Facility, whereas the prepayment right is considered to be a financial asset accounted for at fair value through the statement of profit or loss. The Warrants are accounted for as an equity instrument at the time of issuance with no subsequent remeasurement. The Warrants granted to OrbiMed were valued at $2.1 million on May 1, 2024, based on a binomial tree model with a estimated volatility of 71.68%.

Innovatus debt facility

As part of the OrbiMed Loan Facility, the Innovatus debt facility was paid off in full on May 1, 2024. Accordingly, both the host financial liability as well as the embedded derivative convertible call option of Innovatus were removed from the statement of financial position.

Paycheck Protection Program

On April 20, 2020, the Company, through its U.S. subsidiary, Mdxhealth Inc., has entered into a “Paycheck Protection Program” (PPP) loan with the U.S. Small Business Administration (SBA) in the amount of $2,316,000 as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan has a term of five years and carries an interest rate of 1.0% per year. As of December 31, 2025, all outstanding amounts for the PPP loan have been paid off.

In addition to the contracted loans, the Company has several lease obligations. The leases have terms of 3 to 6 years.

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2025	2024
Loans
Within one year	-	324
Years two to five	80,000	55,000

Leases
Within one year	2,601	2,076
Years two to seven	10,302	9,150

Note: all figures shown in this table are undiscounted and reflect future cash payments (capital and interests)

Other financial liabilities

Thousands of $ For the years ended December 31	2025	2024
Other financial liabilities
Other non-current financial liabilities	25,807	41,445
Other current financial liabilities	30,565	26,411
Total other financial liabilities	56,372	67,856

GPS Contingent consideration

As part of the acquisition of the GPS business from Exact Sciences in August 2022, and the subsequent amended asset purchase agreement from August 2023, an aggregate earnout amount of up to $82.5 million is to be paid by mdxhealth to Exact Sciences upon achievement of certain revenue milestones related to fiscal years 2023 through 2025, with the maximum earnout payable in relation to 2023 and 2024 not to exceed $30 million and $40 million, respectively. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss.

During 2025, the Company made a $28.0 million earnout payment to Exact Sciences for revenue milestones related to 2024 GPS mdx revenues. This earnout payment was bifurcated in the consolidated statement of cash flows, with $19.7 million classified as cash outflows from investing activities (representing the settlement of the initial fair value of the liability recognized at the acquisition date) and $8.3 million classified as cash outflows from financing activities (representing the settlement of subsequent fair value adjustments).

The value of the contingent liability for GPS, including the fair value adjustment accounted for under other financial liabilities, is $49.1 million as of December 31, 2025, of which $28.0 million is current. Refer to Note 2.4 for further details on accounting treatment and discount rates used.

On January 9, 2026, mdxhealth and Exact Sciences signed an amendment to defer and extend the earnout obligation with the following payment schedule and amounts: $15.0 million in 2026, $18.0 million in 2027, and $21.5 million in 2028. Refer to Note 28 for further details on this amendment.

ExoDx Contingent consideration

As part of the ExoDx acquisition from Bio-Techne on September 15, 2025, an aggregate earnout amount of up to $10.0 million is to be paid by mdxhealth to Bio-Techne in equal annual installments over the following four years with 50% payable in cash and 50% payable in cash or stock at mdxhealth’s discretion. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss. The value of the contingent liability for ExoDx, including the fair value adjustment accounted for under other financial liabilities, is $6.8 million as of December 31, 2025, of which $2.1 million is current. Refer to Note 2.4 for further details on accounting treatment and discount rates used.

Mdxhealth option to settle earnout obligation in shares

The fair value of the Company’s option to settle the earnout obligation in cash or through the issuance of additional shares of the Company, was measured using a Monte Carlo valuation model which takes into account several factors including the expected evolution in Company’s share price. This valuation model is considered as level 3 input and was assessed at $0.5 million and recorded as a financial asset, as of December 31, 2025.

Other financial liabilities

Other financial liabilities previously included a contingent consideration related to the acquisition of NovioGendix in 2015, for which the Company recognized a $0.1 million change in fair value under financial expenses. Based on the recent acquisition of Exosome Diagnostics and the transition of Select mdx customers to the Exo mdx test, the Company believes that no future milestones will be paid to NovioGendix and has therefore adjusted the contingent consideration to $0, resulting in income of $0.7 million recorded under other operating income. The fair value was previously based on risk-adjusted future cash flows of different scenarios discounted using an interest rate of 20.76%. The structure of the possible scenarios and the probability assigned to each scenario is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios (refer to Note 16 for further details).

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2025	2024	2025	2024
Beginning balance	51,291	36,207	67,856	66,154
Cash movements
Loans and borrowings repaid[1] and contingent considerations (Innovatus / PPP/ Exact Sciences / NovioGendix)	(324)	(39,540)	(27,971)	(555)
Loans and borrowings received (OrbiMed)	25,000	53,011
Amendment and other fees related to OrbiMed agreement	(871)	(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date		2,493
Recognition of OrbiMed loan fees to be amortized		(1,715)
Recognition of initial consideration for ExoDx acquisition			4,539
Recognition of ExoDx contingent consideration			6,273
Recognition of Innovation Platform contingent consideration			470
Settlement of ExoDx obligation through issuance of shares			(4,539)
Reclass of warrants as an equity instrument				(1,116)
Recognition of Innovatus remaining effective interest rate balance at loan termination		663
Innovatus debt extinguishment costs				(27)
Effective interest rate adjustment (Innovatus and OrbiMed)	1,101	876
Fair value changes through profit and loss			9,744	3,400
Ending balance	76,197	51,291	56,372	67,856

[1]	Includes the amounts paid for the Innovatus loan closing fees

Fair value adjustments recognized during 2025 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2025
Decrease of NovioGendix contingent consideration	(572)
Increase of GPS contingent consideration	9,826
Increase of ExoDx contingent consideration	490
Total fair value adjustment	9,744

Thousands of $	Lease liabilities
For the years ended December 31	2025	2024
Opening balance	8,773	5,058
Cash movements
Repayment of lease liabilities	(2,322)	(1,883)
Non-cash movements
Interest accretion	786	384
New leases	4,106	6,277
Lease modifications and remeasurements	(751)	-
Disposals	(185)	(1,063)
Closing balance	10,407	8,773